UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of June 30, 2017 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 16.1%
Auto Components 4.2%
Fox Factory Holding Corp.*	52,763	1,878,363
Gentherm, Inc.*	44,374	1,721,711
Tenneco, Inc.	28,565	1,651,914
		5,251,988
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	18,728	1,445,989
K12, Inc.*	76,547	1,371,722
		2,817,711
Hotels, Restaurants & Leisure 4.4%
Buffalo Wild Wings, Inc.*	6,840	866,628
Del Taco Restaurants, Inc.*	128,135	1,761,856
Hilton Grand Vacations, Inc.*	28,195	1,016,712
Jack in the Box, Inc.	18,940	1,865,590
		5,510,786
Household Durables 2.8%
CalAtlantic Group, Inc.	15,069	532,689
Helen of Troy Ltd.*	13,995	1,316,930
iRobot Corp.*	18,842	1,585,366
		3,434,985
Media 0.9%
Sinclair Broadcast Group, Inc. "A"	35,832	1,178,873
Specialty Retail 1.5%
Burlington Stores, Inc.*	6,192	569,602
The Children's Place, Inc.	12,354	1,261,343
		1,830,945
Consumer Staples 2.3%
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	13,574	1,453,911
Food Products 1.1%
Hain Celestial Group, Inc.*	18,558	720,421
SunOpta, Inc.*	64,608	659,002
		1,379,423
Energy 3.2%
Energy Equipment & Services 1.6%
Dril-Quip, Inc.*	8,436	411,677
Patterson-UTI Energy, Inc.	47,540	959,832
Solaris Oilfield Infrastructure, Inc. "A"* (a)	55,260	637,148
		2,008,657
Oil, Gas & Consumable Fuels 1.6%
Diamondback Energy, Inc.*	4,678	415,453
Gulfport Energy Corp.*	16,721	246,635
Matador Resources Co.*	62,258	1,330,454
		1,992,542
Financials 4.1%
Banks 3.1%
FCB Financial Holdings, Inc. "A"*	23,836	1,138,169
Pinnacle Financial Partners, Inc.	12,611	791,971
South State Corp.	11,556	990,349
TriState Capital Holdings, Inc.*	39,605	998,046
		3,918,535
Capital Markets 1.0%
Moelis & Co. "A"	32,490	1,262,236
Health Care 23.1%
Biotechnology 8.5%
Acceleron Pharma, Inc.*	28,298	859,976
Aimmune Therapeutics, Inc.* (a)	69,253	1,423,842
Bluebird Bio, Inc.*	12,839	1,348,737
Clovis Oncology, Inc.*	8,850	828,626
Heron Therapeutics, Inc.* (a)	76,558	1,060,328
Ligand Pharmaceuticals, Inc.* (a)	16,770	2,035,878
Retrophin, Inc.*	117,008	2,268,785
TESARO, Inc.*	5,557	777,202
		10,603,374
Health Care Equipment & Supplies 1.5%
Cardiovascular Systems, Inc.*	30,119	970,735
Integra LifeSciences Holdings Corp.*	17,082	931,140
		1,901,875
Health Care Providers & Services 8.6%
BioScrip, Inc.* (a)	734,920	1,995,308
Centene Corp.*	18,276	1,459,887
Kindred Healthcare, Inc.	81,665	951,397
Molina Healthcare, Inc.*	32,537	2,250,910
Providence Service Corp.*	33,065	1,673,419
RadNet, Inc.*	151,985	1,177,884
Tivity Health, Inc.*	31,179	1,242,483
		10,751,288
Life Sciences Tools & Services 1.2%
PAREXEL International Corp.*	16,307	1,417,242
Pharmaceuticals 3.3%
Avadel Pharmaceuticals PLC (ADR)*	163,228	1,800,405
Medicines Co.* (a)	27,578	1,048,240
Pacira Pharmaceuticals, Inc.*	27,085	1,291,954
		4,140,599
Industrials 16.4%
Aerospace & Defense 1.3%
HEICO Corp.	22,854	1,641,831
Building Products 2.2%
Gibraltar Industries, Inc.*	39,637	1,413,059
Masonite International Corp.*	17,802	1,344,051
		2,757,110
Commercial Services & Supplies 1.9%
Advanced Disposal Services, Inc.*	56,197	1,277,358
Deluxe Corp.	14,602	1,010,750
		2,288,108
Construction & Engineering 1.0%
Primoris Services Corp.	50,180	1,251,489
Electrical Equipment 1.6%
Atkore International Group, Inc.*	42,657	961,916
AZZ, Inc.	18,519	1,033,360
		1,995,276
Machinery 6.3%
Altra Industrial Motion Corp.	28,134	1,119,733
John Bean Technologies Corp.	28,724	2,814,952
Kornit Digital Ltd.* (a)	44,690	864,752
WABCO Holdings, Inc.*	10,749	1,370,605
Welbilt, Inc.*	88,804	1,673,955
		7,843,997
Marine 0.5%
Kirby Corp.*	9,256	618,764
Trading Companies & Distributors 1.6%
Rush Enterprises, Inc. "A"*	53,833	2,001,511
Information Technology 24.3%
Electronic Equipment, Instruments & Components 5.1%
Belden, Inc.	21,918	1,653,275
Cognex Corp.	26,697	2,266,575
IPG Photonics Corp.*	12,264	1,779,507
Knowles Corp.*	41,058	694,701
		6,394,058
Internet Software & Services 3.8%
CoStar Group, Inc.*	7,946	2,094,566
Five9, Inc.*	32,208	693,116
WebMD Health Corp.*	32,293	1,893,984
		4,681,666
IT Services 4.4%
Cardtronics PLC "A"*	23,761	780,786
Euronet Worldwide, Inc.*	21,918	1,914,976
MAXIMUS, Inc.	18,945	1,186,525
WNS Holdings Ltd. (ADR)*	44,553	1,530,841
		5,413,128
Semiconductors & Semiconductor Equipment 5.6%
Advanced Energy Industries, Inc.*	36,354	2,351,740
Advanced Micro Devices, Inc.*	43,400	541,632
Ambarella, Inc.* (a)	13,583	659,455
Cypress Semiconductor Corp.	74,690	1,019,519
Inphi Corp.* (a)	48,878	1,676,515
Mellanox Technologies Ltd.* (a)	17,400	753,420
		7,002,281
Software 4.8%
Aspen Technology, Inc.*	43,425	2,399,666
Proofpoint, Inc.*	21,687	1,883,082
TiVo Corp.	36,072	672,743
Tyler Technologies, Inc.*	6,148	1,080,019
		6,035,510
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*	32,208	793,927
Materials 5.1%
Chemicals 2.5%
Minerals Technologies, Inc.	19,461	1,424,545
Trinseo SA	23,794	1,634,648
		3,059,193
Construction Materials 0.8%
Eagle Materials, Inc.	10,828	1,000,724
Metals & Mining 1.8%
Commercial Metals Co.	64,202	1,247,445
Pan American Silver Corp.	61,829	1,039,963
		2,287,408
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	66,301	1,532,216
Urban Edge Properties	55,978	1,328,358
		2,860,574
Total Common Stocks (Cost $91,740,454)		120,781,525
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $212,100)	2,121	269,167
Securities Lending Collateral 8.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $10,582,669)	10,582,669	10,582,669
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $3,699,160)	3,699,160	3,699,160
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $106,234,383) †	108.6	135,332,521
Other Assets and Liabilities, Net	(8.6)	(10,701,044)
Net Assets	100.0	124,631,477

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $107,510,293. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $27,822,228. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,228,538 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,406,310.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $10,300,639, which is 8.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$120,781,525	$—	$—	$120,781,525
Convertible Preferred Stock	—	—	269,167	269,167
Short-Term Investments (d)	14,281,829	—	—	14,281,829
Total	$135,063,354	$—	$269,167	$135,332,521

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017